Income Taxes - Schedule Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 7,552,533	$ 7,327,107
Reserves and accruals		115,850
Valuation allowance	(7,552,533)	(7,442,957)
Total	$ 0	$ 0